Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Thrivent ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated November 15, 2024to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 1, 2023, as amended, of Thrivent Small-Mid Cap ESG ETF (the “Fund”), a series of Thrivent ETF Trust.Important Notice Regarding Change in Investment Policy and NameEffective January 31, 2025 (the “Effective Date”), the Fund will: (1) change its name from Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF; and (2) change its policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “80% Policy”), as follows:Current 80% PolicyNew 80% PolicyUnder normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange and that Thrivent Asset Management, LLC, the Fund’s investment adviser, believes have sustainable long-term business models and demonstrated commitment to ESG policies, practices or outcomes, as described in the Fund’s Prospectus.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange.In connection with the 80% Policy change noted above, the Fund will, as of the Effective Date, revise its principal investment strategies and the description of its investment process to reflect that it will no longer seek to identify, as a principal investment strategy, issuers that have a demonstrated commitment to ESG policies, practices and outcomes and make other related changes to its principal investment strategies. As of the Effective Date, the Fund may invest in any issuer irrespective of its rating from MSCI ESG Research LLC. Notwithstanding the above, however, Thrivent Asset Management, LLC, the Fund’s investment adviser, may continue to consider any factor or information it believes relevant to the evaluation of an investment and consistent with the Fund’s principal investment strategies and pursuit of the Fund’s investment objective.Please include this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.36453
Thrivent Small-Mid Cap ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated November 15, 2024to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 1, 2023, as amended, of Thrivent Small-Mid Cap ESG ETF (the “Fund”), a series of Thrivent ETF Trust.Important Notice Regarding Change in Investment Policy and NameEffective January 31, 2025 (the “Effective Date”), the Fund will: (1) change its name from Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF; and (2) change its policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “80% Policy”), as follows:Current 80% PolicyNew 80% PolicyUnder normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange and that Thrivent Asset Management, LLC, the Fund’s investment adviser, believes have sustainable long-term business models and demonstrated commitment to ESG policies, practices or outcomes, as described in the Fund’s Prospectus.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange.In connection with the 80% Policy change noted above, the Fund will, as of the Effective Date, revise its principal investment strategies and the description of its investment process to reflect that it will no longer seek to identify, as a principal investment strategy, issuers that have a demonstrated commitment to ESG policies, practices and outcomes and make other related changes to its principal investment strategies. As of the Effective Date, the Fund may invest in any issuer irrespective of its rating from MSCI ESG Research LLC. Notwithstanding the above, however, Thrivent Asset Management, LLC, the Fund’s investment adviser, may continue to consider any factor or information it believes relevant to the evaluation of an investment and consistent with the Fund’s principal investment strategies and pursuit of the Fund’s investment objective.Please include this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.36453